Income Taxes (Details) - Schedule of income before provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Before Provision For Income Taxes Abstract
Domestic	$ (7,179)	$ (4,826)
Foreign	213	163
Loss before for income tax expense	$ (6,966)	$ (4,663)